Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2015-4 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

December 2015

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	5	98,757.71	10	248,239.84
Liquidation Proceeds and Recoveries on Defaulted Receivables	6	70,625.71	10	175,963.71
Net Loss Amount	5	28,132.00	10	72,276.13
Net Loss % of Average Portfolio Balance (Annualized)		0.03%
Cumulative Net Loss % of Initial Balance				0.01%
Average Net Loss of Assets Experiencing a Loss				7,227.61